Intangible assets, net - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 30,024	$ 31,210
Acquisitions of subsidiaries	4,021
Amortization	(1,760)	(2,415)
Exchange rate effect	(3,295)	1,229
Ending balance	28,990	30,024
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,737
Ending balance	39,106	39,737
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,713)
Ending balance	(10,116)	(9,713)
Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,024
Ending balance	28,990	30,024
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,125	1,438
Acquisitions of subsidiaries	237
Amortization	(271)	(424)
Exchange rate effect	(226)	111
Ending balance	865	1,125
Software [member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,649
Ending balance	3,929	4,649
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,524)
Ending balance	(3,064)	(3,524)
Software [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,125
Ending balance	865	1,125
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	176	184
Acquisitions of subsidiaries	0
Amortization	(21)	(23)
Exchange rate effect	(35)	15
Ending balance	120	176
Trademark [member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	238
Ending balance	186	238
Trademark [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(62)
Ending balance	(66)	(62)
Trademark [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	176
Ending balance	120	176
Intellectual property [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,169	1,705
Acquisitions of subsidiaries	0
Amortization	(187)	(691)
Exchange rate effect	(227)	155
Ending balance	755	1,169
Intellectual property [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,962
Ending balance	2,351	2,962
Intellectual property [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,793)
Ending balance	(1,596)	(1,793)
Intellectual property [Member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,169
Ending balance	755	1,169
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,397	6,529
Acquisitions of subsidiaries	878
Amortization	(1,191)	(1,181)
Exchange rate effect	(179)	49
Ending balance	4,905	5,397
Customer-related intangible assets [member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,490
Ending balance	10,028	9,490
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,093)
Ending balance	(5,123)	(4,093)
Customer-related intangible assets [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,397
Ending balance	4,905	5,397
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21,832	20,965
Acquisitions of subsidiaries	2,906
Amortization	0	0
Exchange rate effect	(2,570)	867
Ending balance	22,168	21,832
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21,832
Ending balance	22,168	21,832
Goodwill [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance	0	0
Goodwill [Member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21,832
Ending balance	22,168	21,832
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	325	389
Acquisitions of subsidiaries	0
Amortization	(90)	(96)
Exchange rate effect	(58)	32
Ending balance	177	325
Others [member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	566
Ending balance	444	566
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(241)
Ending balance	(267)	(241)
Others [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	325
Ending balance	$ 177	$ 325